PRIVATE PLACEMENT (Details) - USD ($)		11 Months Ended
	Jul. 07, 2020	Dec. 31, 2020
PRIVATE PLACEMENT.
Number of warrants to purchase shares issued	7,520,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 7,520,000	$ 7,520,000
Number of shares per warrant	1
Exercise price of warrant	$ 11.50